Commitments and Contingencies - Additional Information (Detail) SFr in Millions, $ in Millions			6 Months Ended
	Dec. 11, 2019 CHF (SFr)	Dec. 11, 2019 USD ($)	Jun. 30, 2021 USD ($)
Payment of license fees			$ 1.5
Lonza Sales AG [Member] | Intellectual Property Licenses [Member]
License fee paid amount | SFr	SFr 2.0
Lonza Sales AG [Member] | Intellectual Property Licenses [Member] | Maximum [Member]
License fee paid amount		$ 2.1